Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020		Mar. 31, 2020	Mar. 31, 2019
Current assets:
Cash and cash equivalents	$ 583,955		$ 137,177	$ 133,644
Restricted cash, current	151,489
Prepaid assets	818,749		5,309,512	6,685,970
Receivables	964,613		910,646	724,995
Short-term advances	145,000		145,000	10,000
Short-term advances - related party	500		500	500
Other current assets	155,628		96,022	142,061
Total current assets	2,819,934		6,598,857	7,697,170
Fixed assets, net	5,918,004		2,997,611	13,528
Other assets:
Intangible assets, net	606,070		692,882	1,576,685
Restricted cash, long term	288,411
Long term license agreement, net				1,983,220
Operating lease right-of-use asset	72,093		99,465
Deposits	8,488		11,173	4,500
Total other assets	975,062		803,520	3,564,405
Total assets	9,713,000		10,399,988	11,275,103
Current liabilities:
Accounts payable and accrued liabilities	2,271,583		2,896,012	3,008,836
Payroll liabilities	171,412		880,349	888,177
Customer advance	474,155		392,310	265,000
Deferred revenue	780,396		612,500	1,876,727
Derivative liability	4,265		793,495	1,358,901
Dividend liability	37,775
Operating lease liability, current	48,000	[1]	56,530
Other current liabilities	14,077,200		11,407,200
Related party payables, net of discounts	1,766,400		1,964,760	545,489
Debt, net of discounts	1,571,921		1,719,326	1,977,030
Total current liabilities	21,203,107		20,722,482	9,920,160
Operating lease liability, long term	31,428		50,268
Other long term liabilities, net of deferred interest	8,087,700		3,885,464
Total long term liabilities	8,119,128		3,935,732
Total liabilities	29,322,235		24,658,214	9,920,160
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, par value: $0.001; 50,000,000 shares authorized, 46,612 and none issued and outstanding as of September 30, 2020 and March 31, 2020 and 2019, respectively	47
Common stock, par value $0.001; 10,000,000,000 shares authorized; 2,929,481,329 and 3,214,490,408 and 2,640,161,318 shares issued and outstanding as of September 30, 2020 and March 31, 2020 and 2019, respectively	2,929,481		3,214,490	2,640,161
Additional paid in capital	30,021,081		28,929,516	23,758,917
Accumulated other comprehensive income (loss)	(23,781)		(20,058)	1,363
Accumulated deficit	(52,536,063)		(46,382,174)	(25,096,983)
Total Investview stockholders' equity (deficit)	(19,609,235)		(14,258,226)	1,303,458
Noncontrolling interest				51,485
Total stockholders' equity (deficit)	(19,609,235)		(14,258,226)	1,354,943
Total liabilities and stockholders' equity (deficit)	$ 9,713,000		$ 10,399,988	$ 11,275,103

[1]	Represents lease payments to be made in the next 12 months